Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

14. Related Party Transactions

Ship Management Agreements

Technomar Shipping Inc. (“Technomar”) is presented as a related party, as the Company’s Executive Chairman is a significant shareholder. The Company has currently a number of ship management agreements with Technomar under which the ship manager is responsible for all day-to-day ship management, including crewing, purchasing stores, lubricating oils and spare parts, paying wages, pensions and insurance for the crew, and organizing other ship operating necessities, including monitoring and reporting with respect to European Union Emission Trading System (“EU ETS”) compliance, EU Allowances (“EUAs”), Fuel EU Maritime (“FEUM”) compliance, and the arrangement and management of dry-docking.

During 2022, Technomar provided all day-to-day technical ship management services for all but five (excluding GSL Amstel which was sold in March 23, 2023) of the Twelve Vessels. Management agreements of another third-party ship manager of these five vessels were terminated between May and July 2023. From those dates and onwards Technomar manages the five vessels. The management fees charged to the Company by third party managers for the years ended December 31, 2025, 2024 and 2023 amounted to $nil, $nil and $981, respectively, and are shown in “Vessel operating expenses” in the Consolidated Statements of Income. Technomar continued to supervise management for the five outsourced vessels up to the termination of the underlying management agreements between May and July 2023.

14. Related Party Transactions (continued)

Ship Management Agreements (continued)

The management fees charged to the Company by Technomar for the years ended December 31, 2025, 2024 and 2023, amounted to $23,817, $21,804 and $19,086, respectively and are shown under “Vessels operating expenses-related parties” in the Consolidated Statements of Income. Additionally, as of December 31, 2025, and 2024, outstanding receivables due from Technomar totaling $148 and $342, respectively, are presented under “Due from related parties”.

Conchart Commercial Inc. (“Conchart”) provides commercial management services to the Company pursuant to commercial management agreements. The Company’s Executive Chairman is the sole beneficial owner of Conchart. Under the management agreements, Conchart is responsible for (i) marketing of the Company’s vessels, (ii) seeking and negotiating employment of the Company’s vessels, (iii) advise the Company on market developments and developments of new rules and regulations, (iv) assisting in calculation of hires, freights, demurrage and/or dispatch monies and collection any sums related to the operation of vessels, (v) communicating with agents, and (vi) negotiating sale and purchase transactions.

The fees charged to the Company by Conchart for the years ended December 31, 2025, 2024 and 2023, amounted to $8,689, $8,610 and $7,995, respectively, and are disclosed within “Time charter and voyage expenses-related parties” in the Consolidated Statements of Income. Any outstanding fees due to Conchart are presented in the Consolidated Balance Sheets under "Due to related parties" totaling to $692 and $723 as of December 31, 2025, and 2024, respectively.

The Company as per commercial management agreements has agreed to pay the commercial manager providing for the sale of all vessels and purchase of some vessels, a commission of 1.00% based on the sale or purchase price for any sale or purchase of a vessel, which shall be payable upon request of the commercial manager. The amount of $9,776, reflects commission payable to the commercial manager based on the purchase price of already acquired vessels that has been deferred and will be paid upon request of the commercial manager, is presented in the Consolidated Balance Sheets under "Accrued Liabilities", see note 11.